Trade and Notes Receivables - Summary of Trade and Notes Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade receivables	¥ 1,525	¥ 2,212
Notes receivable	4
Current trade and notes receivables	1,529	2,212
Impairment	(93)	(88)
Trade and notes receivables	¥ 1,436	¥ 2,124